Earnings Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Earnings Per Share [Abstract]
Reconciliation of Basic Weighted-Average Common Shares Outstanding to Diluted Weighted-Average Shares Outstanding

The table below reconciles basic weighted-average common shares outstanding to diluted weighted-average shares outstanding for the three and nine months ended July 29, 2017 and July 30, 2016:

	Three Months Ended		Nine Months Ended
	July 29, 2017	July 30, 2016	July 29, 2017	July 30, 2016
Basic weighted-average common shares outstanding	63,769,388	51,269,600	59,617,447	51,706,320
Dilutive stock options	1,751,220	231,840	1,670,652	426,400
Dilutive restricted stock units	8,083	—	13,137	—

Diluted weighted-average common shares outstanding	65,528,691	51,501,440	61,301,236	52,132,720

The table below reconciles basic weighted-average common shares outstanding to diluted weighted-average shares outstanding for fiscal years 2016, 2015 and 2014:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Basic weighted-average common shares outstanding	51,587,164	52,761,380	52,789,250
Dilutive stock options	186,521	57,589	8,181

Diluted weighted-average common shares	51,773,685	52,818,969	52,797,431

Exclusions from Calculation of Weighted-Average Shares Outstanding Assuming Dilution Due to Anti-Dilutive Effect of Common Stock Equivalents

The table below represents exclusions from the calculation of weighted-average shares outstanding assuming dilution due to the anti-dilutive effect of the common stock equivalents for the three and nine months ended July 29, 2017 and July 30, 2016:

	Three Months Ended		Nine Months Ended
	July 29, 2017	July 30, 2016	July 29, 2017	July 30, 2016
Anti-Dilutive Stock Options	—	1,128,000	—	1,260,000
Anti-Dilutive Restricted Stock Units	—	—	—	—

Anti-Dilutive Common Stock Equivalents	—	1,128,000	—	1,260,000